Revenue - Summary of Changes in Deferred Revenue (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Changes in deferred revenue
Balance, beginning of period	$ 23,272
Deferral of revenue	(576)	$ 110,704	$ 333,192	$ 329,410
Recognition of unearned revenue	(20,325)	$ (110,704)	309,920	$ 329,410
Balance, end of period	$ 2,371		$ 23,272